SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Schedule Of Receivables Collection Allowances
We record allowances for the collection of trade and other accounts and notes receivable, which include allowances for doubtful customer accounts and for other receivables. We show the changes in these allowances in the table below:

COLLECTION ALLOWANCES
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Allowances for collection of receivables at January 1	$32	$34	$29
Provisions for uncollectible accounts	23	20	25
Write-offs of uncollectible accounts	(20)	(22)	(20)
Allowances for collection of receivables at December 31	$35	$32	$34
SDG&E:
Allowances for collection of receivables at January 1	$9	$7	$5
Provisions for uncollectible accounts	6	7	7
Write-offs of uncollectible accounts	(7)	(5)	(5)
Allowances for collection of receivables at December 31	$8	$9	$7
SoCalGas:
Allowances for collection of receivables at January 1	$17	$17	$12
Provisions for uncollectible accounts	14	11	15
Write-offs of uncollectible accounts	(10)	(11)	(10)
Allowances for collection of receivables at December 31	$21	$17	$17

Schedule of inventory
The components of inventories by segment are as follows:

INVENTORY BALANCES AT DECEMBER 31
(Dollars in millions)
	Natural gas		LNG		Materials and supplies		Total
	2016	2015	2016	2015	2016	2015	2016	2015
SDG&E	$2	$6	$—	$—	$78	$69	$80	$75
SoCalGas(1)	11	49	—	—	47	30	58	79
Sempra South American Utilities	—	—	—	—	27	30	27	30
Sempra Mexico	—	—	6	3	1	10	7	13
Sempra Renewables	—	—	—	—	4	3	4	3
Sempra LNG & Midstream	79	94	3	3	—	1	82	98
Sempra Energy Consolidated	$92	$149	$9	$6	$157	$143	$258	$298

(1)	At December 31, 2016 and 2015, SoCalGas’ natural gas inventory for core customers is net of an inventory loss related to the Aliso Canyon natural gas leak, which we discuss in Note 15

Schedule of GHG Allowances and Obligations
GHG allowances and obligations on our Consolidated Balance Sheets are as follows:

GHG ALLOWANCES AND OBLIGATIONS AT DECEMBER 31
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2016	2015	2016	2015	2016	2015
Assets:
Current	$40	$42	$16	$17	$24	$19
Noncurrent	295	201	182	141	109	43
Total assets	$335	$243	$198	$158	$133	$62

Liabilities:
Current	$40	$41	$16	$17	$24	$18
Noncurrent	171	91	72	34	96	41
Total liabilities	$211	$132	$88	$51	$120	$59

Schedule of Property, Plant and Equipment
Accumulated depreciation on our Consolidated Balance Sheets is as follows:

ACCUMULATED DEPRECIATION
(Dollars in millions)
	December 31,
	2016	2015
SDG&E:
Accumulated depreciation:
Electric(1)	$3,873	$3,512
Natural gas	721	690
Total SDG&E	4,594	4,202
SoCalGas:
Accumulated depreciation of natural gas utility plant in service(2)	5,079	4,810
Accumulated depreciation – other non-utility	13	90
Total SoCalGas	5,092	4,900
Other operating units and parent and other:
Accumulated depreciation – other(3)	755	860
Accumulated depreciation of utility electric distribution operations	252	199
	1,007	1,059
Total Sempra Energy Consolidated	$10,693	$10,161

(1)
Includes accumulated depreciation for assets under capital lease of $39 million and $34 million at December 31, 2016 and 2015, respectively. Includes $229 million at December 31, 2016 related to SDG&E’s 91-percent interest in the SWPL transmission line, jointly owned by SDG&E and other utilities.

(2)	Includes accumulated depreciation for assets under capital lease of $31 million and $29 million at December 31, 2016 and 2015, respectively.

(3)
Includes $33 million and $36 million at December 31, 2016 and 2015, respectively, of accumulated depreciation for utility plant at Ecogas. Includes $35 million and $3 million at December 31, 2015 of accumulated depreciation for utility plant at Mobile Gas and Willmut Gas, respectively.

PROPERTY, PLANT AND EQUIPMENT BY MAJOR FUNCTIONAL CATEGORY
(Dollars in millions)
	Property, plant and equipment at December 31,		Depreciation rates for years ended December 31,
	2016	2015	2016	2015	2014
SDG&E:
Natural gas operations	$1,897	$1,642	2.40%	2.52%	2.72%
Electric distribution	6,497	6,151	3.86	3.79	3.79
Electric transmission(1)	5,152	4,870	2.66	2.62	2.59
Electric generation(2)	1,932	1,891	4.00	3.89	3.86
Other electric(3)	1,059	981	5.66	5.73	7.09
Construction work in progress(1)	1,307	923	NA	NA	NA
Total SDG&E	17,844	16,458
SoCalGas:
Natural gas operations(4)	14,428	13,241	3.64	3.83	3.89
Other non-utility	34	110	6.55	3.95	2.88
Construction work in progress	882	820	NA	NA	NA
Total SoCalGas	15,344	14,171

			Estimated		Weighted average
Other operating units and parent(5):			useful lives		useful life
Land and land rights	381	289	20 to 55 years(7)		33
Machinery and equipment:
Utility electric distribution operations	1,519	1,362	12 to 60 years		52
Generating plants	1,874	782	3 to 100 years		32
LNG terminals	1,129	1,124	5 to 43 years		43
Pipelines and storage	3,242	2,311	3 to 55 years		43
Other	235	233	1 to 50 years		12
Construction work in progress	1,488	1,022	NA		NA
Other(6)	568	448	1 to 80 years		32
	10,436	7,571
Total Sempra Energy Consolidated	$43,624	$38,200

(1)
At December 31, 2016, includes $388 million in electric transmission assets and $46 million in construction work in progress related to SDG&E’s 91-percent interest in the Southwest Powerlink (SWPL) transmission line, jointly owned by SDG&E with other utilities. SDG&E, and each of the other owners, holds its undivided interest as a tenant in common in the property. Each owner is responsible for its share of the project and participates in decisions concerning operations and capital expenditures.

(2)	Includes capital lease assets of $258 million at both December 31, 2016 and 2015, primarily related to variable interest entities of which SDG&E is not the primary beneficiary.

(3)	Includes capital lease assets of $21 million and $20 million at December 31, 2016 and 2015, respectively.

(4)	Includes capital lease assets of $32 million and $30 million at December 31, 2016 and 2015, respectively.

(5)
Includes $128 million and $142 million at December 31, 2016 and 2015, respectively, of utility plant, primarily pipelines and other distribution assets, at Ecogas. Includes $204 million and $28 million at December 31, 2015 of utility plant, primarily pipelines and other distribution assets, at Mobile Gas and Willmut Gas, respectively.

(6)	Includes capital lease assets of $136 million at both December 31, 2016 and 2015, related to a build-to-suit lease.

(7)	Estimated useful lives are for land rights.
Depreciation expense on our Consolidated Statements of Operations is as follows:

DEPRECIATION EXPENSE
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated	$1,236	$1,178	$1,126
SDG&E	583	544	512
SoCalGas	474	459	429

Schedule Of Capitalized Financing Costs
Interest capitalized and AFUDC are as follows:

CAPITALIZED FINANCING COSTS
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated	$236	$201	$167
SDG&E	62	51	52
SoCalGas	55	49	34

Schedule Of Goodwill
Changes in the carrying amount of goodwill on the Sempra Energy Consolidated Balance Sheets are as follows:

GOODWILL
(Dollars in millions)
	Sempra South American Utilities	Sempra Mexico	Sempra LNG & Midstream	Total
Balance at December 31, 2014	$834	$25	$72	$931
Foreign currency translation(1)	(112)	—	—	(112)
Balance at December 31, 2015	722	25	72	819
Acquisition of businesses	—	1,590	—	1,590
Sale of business	—	—	(72)	(72)
Foreign currency translation(1)	27	—	—	27
Balance at December 31, 2016	$749	$1,615	$—	$2,364

(1)	We record the offset of this fluctuation to Other Comprehensive Income (Loss).

Schedule Of Other Intangible Assets
Other Intangible Assets included on the Sempra Energy Consolidated Balance Sheets are as follows:

OTHER INTANGIBLE ASSETS
(Dollars in millions)
	Amortization period (years)	December 31,
		2016	2015
Development rights	50	$322	$322
Renewable energy transmission and consumption permit	20	154	—
Storage rights	46	138	138
Other	10 years to indefinite	18	17
		632	477
Less accumulated amortization:
Development rights		(53)	(47)
Storage rights		(25)	(22)
Other		(6)	(4)
		(84)	(73)
		$548	$404

Schedule Of Variable Interest Entities
The Consolidated Financial Statements of Sempra Energy and SDG&E include the following amounts associated with Otay Mesa VIE. The amounts are net of eliminations of transactions between SDG&E and Otay Mesa VIE. The captions in the tables below correspond to SDG&E’s Consolidated Balance Sheets and Consolidated Statements of Operations.

AMOUNTS ASSOCIATED WITH OTAY MESA VIE
(Dollars in millions)
	December 31,
	2016	2015
Cash and cash equivalents	$6	$5
Restricted cash	11	23
Inventories	3	3
Other	2	—
Total current assets	22	31
Restricted cash	1	—
Property, plant and equipment, net	354	383
Total assets	$377	$414

Current portion of long-term debt	$10	$10
Fixed-price contracts and other derivatives	13	14
Other	5	5
Total current liabilities	28	29
Long-term debt	293	303
Fixed-price contracts and other derivatives	12	23
Deferred credits and other	7	6
Other noncontrolling interest	37	53
Total liabilities and equity	$377	$414

	Years ended December 31,
	2016	2015	2014
Operating expenses
Cost of electric fuel and purchased power	$(79)	$(83)	$(83)
Operation and maintenance	29	19	19
Depreciation and amortization	35	26	27
Total operating expenses	(15)	(38)	(37)
Operating income	15	38	37
Interest expense	(20)	(19)	(17)
(Loss) income before income taxes/Net (loss) income	(5)	19	20
Losses (earnings) attributable to noncontrolling interest	5	(19)	(20)
Earnings attributable to common shares	$—	$—	$—
The Consolidated Financial Statements of Sempra Energy include the following amounts associated with these entities. The captions in the tables below correspond to Sempra Energy’s Consolidated Balance Sheet.

AMOUNTS ASSOCIATED WITH TAX EQUITY ARRANGEMENTS
(Dollars in millions)
December 31, 2016
Cash and cash equivalents	$88
Accounts receivable	3
Total current assets	91
Property, plant and equipment, net	926
Total assets	1,017

Accounts payable	68
Other	7
Total current liabilities	75
Asset retirement obligations	27
Total liabilities	102

Other noncontrolling interests	468

Net assets less other noncontrolling interests	$447

Schedule Of Asset Retirement Obligations
The changes in asset retirement obligations are as follows:

CHANGES IN ASSET RETIREMENT OBLIGATIONS
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2016	2015	2016	2015	2016	2015
Balance as of January 1(1)	$2,255	$2,190	$828	$873	$1,383	$1,276
Accretion expense	101	92	38	40	61	49
Liabilities incurred and acquired	35	1	—	—	—	—
Deconsolidation and reclassification(2)	(16)	—	—	—	—	—
Payments	(47)	(80)	(46)	(79)	—	—
Revisions(3)	225	52	10	(6)	215	58
Balance at December 31(1)	$2,553	$2,255	$830	$828	$1,659	$1,383

(1)	The current portions of the obligations are included in Other Current Liabilities on the Consolidated Balance Sheets.

(2)
Deconsolidated $12 million due to the September 2016 sale of EnergySouth and reclassified $4 million to Liabilities Held for Sale on the Sempra Energy Consolidated Balance Sheet at December 31, 2016, as we discuss in Note 3.

(3)
The revisions are primarily related to revised estimates of cash flows and, additionally in 2016, to changes in the cost of removal rates primarily for natural gas assets based on updated cost studies approved in the final decision in the 2016 General Rate Case. We discuss the 2016 General Rate Case in Note 14.

Schedule Of Changes In Accumulated Other Comprehensive Income By Component
The following tables present the changes in AOCI by component and amounts reclassified out of AOCI to net income, excluding amounts attributable to noncontrolling interests, for the years ended December 31:

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT(1)
(Dollars in millions)
	Foreign currency translation adjustments	Financial instruments	Pension and other postretirement benefits	Total accumulated other comprehensive income (loss)
Sempra Energy Consolidated:
Balance as of December 31, 2013	$(129)	$(26)	$(73)	$(228)

OCI before reclassifications	(193)	(70)	(26)	(289)
Amounts reclassified from AOCI	—	6	14	20
Net OCI	(193)	(64)	(12)	(269)
Balance as of December 31, 2014	(322)	(90)	(85)	(497)

OCI before reclassifications	(260)	(57)	(10)	(327)
Amounts reclassified from AOCI	—	10	8	18
Net OCI	(260)	(47)	(2)	(309)
Balance as of December 31, 2015	(582)	(137)	(87)	(806)

OCI before reclassifications	42	(7)	(15)	20
Amounts reclassified from AOCI(2)	13	19	6	38
Net OCI	55	12	(9)	58
Balance as of December 31, 2016	$(527)	$(125)	$(96)	$(748)
SDG&E:
Balance as of December 31, 2013			$(9)	$(9)

OCI before reclassifications			(5)	(5)
Amounts reclassified from AOCI			2	2
Net OCI			(3)	(3)
Balance as of December 31, 2014			(12)	(12)

OCI before reclassifications			3	3
Amounts reclassified from AOCI			1	1
Net OCI			4	4
Balance as of December 31, 2015			(8)	(8)

OCI before reclassifications			(1)	(1)
Amounts reclassified from AOCI			1	1
Net OCI			—	—
Balance as of December 31, 2016			$(8)	$(8)
SoCalGas:
Balance as of December 31, 2013		$(14)	$(4)	$(18)

OCI before reclassifications		—	(3)	(3)
Amounts reclassified from AOCI		—	3	3
Net OCI		—	—	—
Balance as of December 31, 2014		(14)	(4)	(18)

OCI before reclassifications		—	(1)	(1)
Net OCI		—	(1)	(1)
Balance as of December 31, 2015		(14)	(5)	(19)

OCI before reclassifications		—	(4)	(4)
Amounts reclassified from AOCI		1	—	1
Net OCI		1	(4)	(3)
Balance as of December 31, 2016		$(13)	$(9)	$(22)

(1)	All amounts are net of income tax, if subject to tax, and exclude noncontrolling interests.

(2)
Total AOCI includes $20 million associated with the sale of noncontrolling interests, discussed below in “Sale of Noncontrolling Interests – Sempra Mexico – Follow-On Offerings,” which does not impact the Consolidated Statement of Comprehensive Income.

Schedule Of Reclassifications Out Of Accumulated Other Comprehensive Income

RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
Details about accumulated other comprehensive income (loss) components	Amounts reclassified from accumulated other comprehensive income (loss)			Affected line item on Consolidated Statements of Operations
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Financial instruments:
Interest rate and foreign exchange instruments	$17	$18	$21	Interest Expense
Interest rate instruments	—	—	(3)	Gain on Sale of Assets
Interest rate instruments	10	12	10	Equity Earnings, Before Income Tax
Interest rate and foreign exchange instruments	7	—	—	Remeasurement of Equity Method Investment
Interest rate and foreign exchange instruments	5	13	—	Equity Earnings, Net of Income Tax
Commodity contracts not subject to rate recovery	(6)	(14)	(8)	Revenues: Energy-Related Businesses
Total before income tax	33	29	20
	(6)	(4)	(3)	Income Tax Expense
Net of income tax	27	25	17
	(15)	(15)	(11)	Earnings Attributable to Noncontrolling Interests
	$12	$10	$6
Pension and other postretirement benefits:
Amortization of actuarial loss	$10	$14	$23	See note (1) below
Prior service credit	1	—	—
Total before income tax	11	14	23
	(5)	(6)	(9)	Income Tax Expense
Net of income tax	$6	$8	$14

Total reclassifications for the period, net of tax	$18	$18	$20
SDG&E:
Financial instruments:
Interest rate instruments	$12	$12	$11	Interest Expense
	(12)	(12)	(11)	Earnings Attributable to Noncontrolling Interest
	$—	$—	$—
Pension and other postretirement benefits:
Amortization of actuarial loss	$1	$1	$3	See note (1) below
	—	—	(1)	Income Tax Expense
Net of income tax	$1	$1	$2

Total reclassifications for the period, net of tax	$1	$1	$2
SoCalGas:
Financial instruments:
Interest rate instruments	$1	$1	$1	Interest Expense
	—	(1)	(1)	Income Tax Expense
Net of income tax	$1	$—	$—
Pension and other postretirement benefits:
Amortization of actuarial loss	$—	$—	$5	See note (1) below
	—	—	(2)	Income Tax Expense
Net of income tax	$—	$—	$3

Total reclassifications for the period, net of tax	$1	$—	$3

(1)	Amounts are included in the computation of net periodic benefit cost (see “Net Periodic Benefit Cost” in Note 7).

Schedule Of Noncontrolling Interests
At December 31, 2016 and 2015, we reported the following noncontrolling ownership interests held by others (not including preferred shareholders) recorded in Other Noncontrolling Interests in Total Equity on Sempra Energy’s Consolidated Balance Sheets:

OTHER NONCONTROLLING INTERESTS
(Dollars in millions)
	Percent ownership held by others		Equity held by noncontrolling interests
	December 31,		December 31,
	2016	2015	2016	2015
SDG&E:
Otay Mesa VIE	100%	100%	$37	$53
Sempra South American Utilities:
Chilquinta Energía subsidiaries(1)	23.1 - 43.4	23.5 - 43.4	22	21
Luz del Sur	16.4	16.4	173	164
Tecsur	9.8	9.8	4	4
Sempra Mexico:
IEnova, S.A.B. de C.V.	33.6	18.9	1,524	468
Sempra Renewables:
Tax equity arrangement – wind(2)	NA	—	92	—
Tax equity arrangement – solar(2)	NA	—	376	—
Sempra LNG & Midstream:
Bay Gas Storage Company, Ltd.	9.1	9.1	27	25
Liberty Gas Storage, LLC	23.3	23.2	14	14
Southern Gas Transmission Company	49.0	49.0	1	1
Total Sempra Energy			$2,270	$750

(1)	Chilquinta Energía has four subsidiaries with noncontrolling interests held by others. Percentage range reflects the highest and lowest ownership percentages among these subsidiaries.

(2)	Net income or loss attributable to the noncontrolling interests is computed using the HLBV method and is not based on ownership percentages.

Schedule Of Utilities Revenues
The table below shows the total utilities revenues in Sempra Energy’s Consolidated Statements of Operations for each of the last three years. The revenues include amounts for services rendered but unbilled (approximately one-half month’s deliveries) at the end of each year.

TOTAL UTILITIES REVENUES AT SEMPRA ENERGY CONSOLIDATED(1)
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Electric revenues	$5,211	$5,158	$5,209
Natural gas revenues	4,050	4,096	4,549
Total	$9,261	$9,254	$9,758

(1)	Excludes intercompany revenues.

Schedule of Related Party Transactions
Amounts due from and to unconsolidated affiliates at Sempra Energy Consolidated, SDG&E and SoCalGas are as follows:

AMOUNTS DUE FROM (TO) UNCONSOLIDATED AFFILIATES
(Dollars in millions)
	December 31,
	2016	2015
Sempra Energy Consolidated:
Total due from various unconsolidated affiliates – current	$26	$6

Sempra South American Utilities(1):
Eletrans S.A. and Eletrans II S.A. – 4% Note(2)	$96	$72
Other related party receivables	1	—
Sempra Mexico(1):
Affiliate of joint venture with Ductos y Energéticos del Norte:
Note due November 14, 2018(3)	2	3
Note due November 14, 2018(3)	44	42
Note due November 14, 2018(3)	35	34
Note due November 14, 2018(3)	9	8
Energía Sierra Juárez – Note due June 15, 2018(4)	14	24
Sempra LNG & Midstream – Cameron LNG JV	—	3
Total due from unconsolidated affiliates – noncurrent	$201	$186

Total due to various unconsolidated affiliates – current	$(11)	$(14)
SDG&E:
Sempra Energy(5)	$3	$—
Various affiliates	1	1
Total due from various unconsolidated affiliates – current	$4	$1

Sempra Energy	$—	$(34)
SoCalGas	(8)	(13)
Various affiliates	(7)	(8)
Total due to unconsolidated affiliates – current	$(15)	$(55)

Income taxes due from Sempra Energy(6)	$159	$28
SoCalGas:
Sempra Energy(7)	$—	$35
SDG&E	8	13
Total due from unconsolidated affiliates – current	$8	$48

Sempra Energy	$(28)	$—
Total due to unconsolidated affiliates – current	$(28)	$—

Income taxes due from Sempra Energy(6)	$5	$1

(1)	Amounts include principal balances plus accumulated interest outstanding.

(2)
U.S. dollar-denominated loan, at a fixed interest rate with no stated maturity date, to provide project financing for the construction of transmission lines at Eletrans S.A. and Eletrans II S.A. (collectively, Eletrans), which is a joint venture of Chilquinta Energía.

(3)	U.S. dollar-denominated loan, at a variable interest rate based on the 30-day LIBOR plus 450 basis points (5.27 percent at December 31, 2016), to finance the Los Ramones Norte pipeline project.

(4)
U.S. dollar-denominated loan, at a variable interest rate based on the 30-day LIBOR plus 637.5 basis points (7.15 percent at December 31, 2016), to finance the first phase of the Energía Sierra Juárez wind project, which is a joint venture of IEnova.

(5)	At December 31, 2016, net receivable included outstanding advances to Sempra Energy of $31 million at an interest rate of 0.68%.

(6)
SDG&E and SoCalGas are included in the consolidated income tax return of Sempra Energy and are allocated income tax expense from Sempra Energy in an amount equal to that which would result from each company having always filed a separate return.

(7)	At December 31, 2015, net receivable included outstanding advances to Sempra Energy of $50 million at an interest rate of 0.11%.

Revenues and cost of sales from unconsolidated affiliates are as follows:

REVENUES AND COST OF SALES FROM UNCONSOLIDATED AFFILIATES
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Revenues:
Sempra Energy Consolidated	$25	$26	$13
SDG&E	7	10	13
SoCalGas	76	75	69
Cost of Sales:
Sempra Energy Consolidated	$72	$107	$78
SDG&E	64	49	17

Schedule Of Other Income (Expense)
Other Income, Net on the Consolidated Statements of Operations consists of the following:

OTHER INCOME, NET
(Dollars in millions)
	Years ended December 31,
	2016	2015	2014
Sempra Energy Consolidated:
Allowance for equity funds used during construction	$116	$107	$106
Investment gains(1)	23	3	27
Losses on interest rate and foreign exchange instruments, net	(32)	(4)	(15)
Foreign currency transaction losses	(1)	(7)	(15)
Sale of other investments	5	11	2
Electrical infrastructure relocation income(2)	10	7	21
Regulatory interest, net(3)	4	3	6
Sundry, net	7	6	5
Total	$132	$126	$137
SDG&E:
Allowance for equity funds used during construction	$46	$37	$37
Regulatory interest, net(3)	3	3	6
Sundry, net	1	(4)	(3)
Total	$50	$36	$40
SoCalGas:
Allowance for equity funds used during construction	$40	$36	$26
Regulatory interest, net(3)	1	—	—
Sundry, net	(9)	(6)	(6)
Total	$32	$30	$20

(1)
Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans, recorded in Operation and Maintenance on the Consolidated Statements of Operations.

(2)	Income at Luz del Sur associated with the relocation of electrical infrastructure.

(3)	Interest on regulatory balancing accounts.